Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - Acquisitions 2022-2024 [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Purchase price paid on acquisition	kr 0	kr 579	kr 51,297
Deferred consideration/Others	0	0	1,972
Total consideration, all cash and cash equivalents	0	579	53,269
Net assets (liabilities) acquired
Intangible assets	0	306	23,554
Property, plant and equipment	0	1	186
Right-of-use of assets	0	2	334
Cash and cash equivalents	0	7	521
Other assets	0	83	5,344
Provisions, incl. post-employment benefits	0	0	(1,050)
Other liabilities	0	(168)	(16,916)
Total identifiable net assets (liabilities)	0	231	11,973
Goodwill	0	348	41,296
Total	0	579	53,269
Acquisition-related costs	kr 0	kr 36	kr 436